Accrued expenses and other current liabilities - Narrative (Detail)	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($) Employee	Sep. 30, 2018 USD ($)	Sep. 30, 2018 USD ($) Employee	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Restructuring Cost and Reserve [Line Items]
Accrued research and development expense			$ 609,222	$ 609,222	$ 609,222		$ 1,850,115
Percentage decrease in company workforce	60.00%				60.00%
Cash retention bonuses payable	$ 1,210,000
Cash retention bonuses payable upon change in control	500,000
Cash retention bonuses payable upon employees in good standing	710,000
Severance benefits payable upon change in control and termination without cause	$ 1,125,000
Restructuring charges			$ 212,000	$ 1,130,000	$ 1,130,000
Number of retained employees | Employee			7		7
Ongoing Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 12,000		$ 851,000
One-time termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges			77,000		99,000
Employee retention benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges			147,000		164,813
Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges					14,995
Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring charges			133,000		837,000
Selling, general and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring charges			79,000		293,000
Consumer Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges			19,000		75,000
Drug Development
Restructuring Cost and Reserve [Line Items]
Restructuring charges			133,000		837,000
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 60,000		$ 218,000
Scenario, Forecast
Restructuring Cost and Reserve [Line Items]
Severance benefits payable upon change in control and termination without cause						$ 1,125,000
Restructuring charges		$ 50,000
Restructuring charges to be incurred if change of control occurs						500,000
Scenario, Forecast | Consumer Operations
Restructuring Cost and Reserve [Line Items]
Restructuring charges						113,000
Scenario, Forecast | Drug Development
Restructuring Cost and Reserve [Line Items]
Restructuring charges						1,048,000
Scenario, Forecast | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring charges						2,192,000
Scenario, Forecast | Minimum
Restructuring Cost and Reserve [Line Items]
Restructuring charges						1,173,000
Scenario, Forecast | Maximum
Restructuring Cost and Reserve [Line Items]
Restructuring charges						$ 3,353,000